Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Pretax income in The Netherlands	$ 17,455	$ (1,675)	$ 42,220
Pretax (loss) income from foreign operations	(95,231)	227,412	72,155
(Loss) income before income tax (benefit) expense	$ (77,776)	$ 225,737	$ 114,375